Employee stock incentive plans - Disclosure of Activities in Cash Settled Stock Option Plans and Restricted Stock Unit Option Plan Explanatory (Detail) - Employee Stock Option Plans and Restricted Stock Unit Option[member]
	12 Months Ended
	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	4,721,388	0
Modification	(3,453,015)	5,681,966
Numbers, Exercised	(845,066)	(429,909)
Forfeited and lapsed	(345,108)	(530,669)
Numbers, Outstanding at the end of the year	78,199	4,721,388
Exercisable at the end of the year	23,999	63,999